NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2024
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN

Operations

Femto Technologies Inc. (Formerly known as BYND Cannasoft Enterprises Inc.) (the “Company” or “Femto”) is a Canadian company which was amalgamated under the Business Corporations Act (British Columbia) on March 29, 2021. The Company’s registered address is 2264 East 11th Avenue, Vancouver, BC, V5N 1Z6, Canada.

The Company currently operates only in Israel and through its subsidiaries (i) develops, markets and sells a proprietary client relationship management software known as “Benefit CRM” and its new Cannabis CRM platform, and (ii) is developing the Sensera device (formerly the EZ-G Device), a unique, patent pending device that, combined with proprietary software (provisional application), regulates the flow of low-concentration CBD oils into the soft tissues of the female sexual organs.

On March 29, 2021, the Company completed the business combination transactions with BYND – Beyond Solutions Ltd. (“BYND”). As a result of the business combination transactions, BYND became a wholly owned subsidiary of the Company. This transaction was accounted for as a reverse asset acquisition of the Company by BYND (“RTO”)

On March 29, 2021, BYND completed the share exchange agreement with B.Y.B.Y. As a result of the share exchange agreement, BYND holds 74% ownership interest in B.Y.B.Y. One of the former shareholders holds the remaining 26% ownership interest in B.Y.B.Y. in trust for BYND, for the purpose to comply with Israeli Cannabis Laws regarding the ownership of medical cannabis license rights This transaction was accounted for as asset acquisition according to IFRS 2 Share-based Payment.

On September 22, 2022, the Company and the former shareholder of Zigi Carmel Initiatives and Investments Ltd. (“ZC”) entered into a share exchange agreement, whereby the Company would acquire 100% ownership interest in ZC from the former shareholder in exchange for 7,920,000 subordinate voting shares (2,452 subordinate voting shares post reverse splits) of the Company. The share exchange agreement was executed and fully completed on September 22, 2022.

Effective July 22, 2024, the Company changed its name to Femto Technologies Inc.

Reverse stock split

On March 15, 2024, the Company announced a one (1) for one hundred ninety (190) reverse stock split of its outstanding subordinate voting shares that became effective on March 22, 2024.

On August 16, 2024, the Company announced a one (1) for seventeen (17) reverse stock split of its outstanding subordinate voting shares that became effective on August 26, 2024.

All shares, stock options, share purchase warrants, RSU’s and per share information in these consolidated financial statements have been restated to reflect the reverse stock splits on a retroactive basis.

War in Israel

In October 2023, the Iron Swords War (the “War”) broke out in the State of Israel. The prolongation of the War led to a slowdown in business activity in the Israeli economy, inter alia due to the closure of factories in the south and north of the country, damage to infrastructure, recruitment of reserve forces for an unknown period, and therefore, to disruption of economic activity in Israel. The prolongation of the War may have wide-ranging implications for many branches and different geographical areas in the country.

The potential fluctuations in prices of merchandise, foreign currency exchange rates, availability of materials, availability of personnel, local services and access to local resources may affect entities whose main activity is with or in Israel.

Since this is an event beyond the Company’s control and characterized by uncertainty, in particular as to when the War will end, as of the approval date of these consolidated financial statements, the Company is unable to predict the intensity of the impact of the War on the Company’s financial condition and the results of BYND operations.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN (continued)

Going concern

These financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. To date, the Company has incurred losses and may incur further losses in the development of its business. During the year ended December 31, 2024, the Company incurred a net loss of $47,590,257 and had an accumulated deficit of $72,902,426 as at December 31, 2024. The Company’s ability to continue its operations and to realize assets at their carrying values is dependent upon its ability to raise financing and generate profits and positive cash flows from operations in order to cover its operating costs. From time to time, the Company generates working capital to fund its operations by raising additional capital through debt financing. However, there is no assurance it will be able to continue to do so in the future. These factors indicate the existence of a material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern.

These financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.

On February 28, 2025, the Company completed the transactions contemplated under a securities purchase agreement (the “Purchase Agreement”) with institutional investors for the purchase and sale of approximately US$17.0 million of subordinate voting shares and pre-funded and investor warrants at a price of US$4.17 per subordinate voting unit.

The Company also has the ability to defer certain costs, especially those related to research and development, to match financing inflows. The Company believes that its currently available cash on hand, including additional financing described above, will be sufficient to meet its planned expenditures, alleviate the substantial doubt as to the Company’s ability to continue as a going concern, and to meet the Company’s obligations for at least the one-year period following its date of consolidated financial statements.